Investment in Affiliates	12 Months Ended
Dec. 31, 2012
Investment in Affiliates
Investment in Affiliates

4. Investment in Affiliates

In January 2010, the Group formed a limited partnership, E-House Shengyuan Equity Investment Center (“Shengyuan Center”) in Shanghai, for the purpose of making equity investments in areas deemed suitable by the general partner. The Group’s 51% owned subsidiary, Shanghai Yidezeng Equity Investment Center, acts as Shengyuan Center’s general partner. The general partner receives annual management fees and carried interest on a success basis. The Group invested $4.8 million in 2010 and $5.2 million in 2011 into the Shengyuan Center for a 13% equity interest. Mr. Xin Zhou, the Company’s co-chairman and chief executive officer, owns an 8% equity interest in the Shengyuan Center and is a limited partner. The Shengyuan Center is not consolidated by the Group as it lacks control given the limited partners have substantive kick-out rights that allow them to remove the general partner without cause with a vote of 50% of the limited partners, excluding related parties of the general partner. The Group’s investment in Shengyuan Center is accounted for using the equity method as its role as a general partner provides it with significant influence over their activities. The Group records its income (loss) from this investment one quarter in arrears to enable it to have more time to collect and analyze the investments’ results.

In August 2010, the Group entered into a cooperation agreement with China Real Estate Research Association (“CRERA”) and China Real Estate Association (“CREA”) to form a joint venture, Beijing China Real Estate Research Association Technology Ltd (“CRERAT”), which has the exclusive rights to host exhibitions and activities sponsored by CRERA and/or CREA. The new entity also provides other real estate related research reports and consulting services. The Group paid $4,669,376 for a 51% equity interest in the joint venture. CRERA and CREA collectively own the remaining 49%. The Group does not control the board of CRERAT, who has the power to direct the entity’s significant operating activities. Therefore, the transaction was accounted for using the equity method. Under the cooperation agreement, the Group guaranteed profits of up to $18,119,520 to CRERA and CREA over the eight year term of the joint venture. In December 2011, the profit-guarantee clause was removed in a supplementary agreement signed among the Group, CRERA and CREA.

In 2011, the Group paid $15.7 million (RMB100 million) for a 3.7642% equity interest in Star Capital Real Estate Development Fund Management (“Star Capital”) as a limited partner. Mr. Xin Zhou, the Company’s co-chairman and chief executive officer, serves as a director of Star Capital. The Group’s interest in Star Capital is more than minor and thus is subject to the equity method. The Group records its income (loss) from this investment one quarter in arrears to enable it to have more time to collect and analyze the investments’ results.

In May 2012, the Group formed a limited partnership, Shanghai Wuling Investment Center (“Wuling Center”) in Shanghai, for the purpose of making equity investments in areas deemed suitable by the general partner. Shanghai Yidezhen Equity Investment Center, in which the Group has 51% equity interest, acts as Wuling Center’s general partner. The general partner will receive annual management fees and carried interest on a success basis. The Group had an investment commitment of RMB60 million (equivalent to $9.5 million) to the Wuling Center. $2.4 million was paid in November 2012. An entity controlled by Mr. Xin Zhou, the Company’s co-chairman and chief executive officer, had an investment commitment of RMB45 million (equivalent to $7.2 million). The Wuling Center is not consolidated by the Group as the Group does not control the Wuling Centre given the limited partners have substantive kick-out rights that allow them to remove the general partner without cause with a vote of 50% of the limited partners, excluding related parties of the general partner. The Group’s investments in Wuling Center are accounted for using the equity method as its role as a general partner provides it with significant influence over their activities. The Group records its income (loss) from this investment one quarter in arrears to enable it to have more time to collect and analyze the investments’ results.